Note 4 - Leases	12 Months Ended
Mar. 31, 2025
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

4.   LEASES

The Company has an operating lease for the Granite City, IL facility with an expiration date of August 31, 2028 and optional renewal provisions for up to 4 renewal terms of five years each. The lease calls for monthly rental payments that adjust on an annual basis. The monthly rental payment in place at March 31, 2025 and remaining in place until adjustment in September 2025 is approximately $13,000 per month. The anticipated execution of renewal options for this lease is included in the ROU asset and lease liability calculation. The Company has an operating lease for administrative office space in The Woodlands, TX with an expiration date of February 28, 2029 and a renewal option for one additional 60 month term. The lease calls for monthly rental payments that adjust on an annual basis. The monthly rental payment in place at March 31, 2025 and remaining in place until adjustment in March 2026 is approximately $12,000 per month. The Company’s lease of its office space in Longview, Texas is the only other operating lease included in the Company's ROU assets and lease liabilities. This lease expires on April 30, 2027 and calls for monthly rental payments of approximately $5,000. The Company’s other operating leases for items such as IT equipment and storage space are either short-term in nature or immaterial.

In October 2019, the Company received a new heavy-duty forklift under a 5-year finance lease arrangement with a financed amount of approximately $0.5 million and a monthly payment of approximately $9,000. The last payment under this lease was made in October 2024.

The components of expense related to leases were as follows for the fiscal years ended March 31, 2025 and 2024 (in thousands):

	Fiscal 2025	Fiscal 2024
Finance lease – amortization of ROU asset	$54	$106
Finance lease – interest on lease liability	—	3
Operating lease expense	384	234
	$438	$343

The following table illustrates the balance sheet classification for ROU assets and lease liabilities as of March 31, 2025 and 2024 (in thousands):

	March 31, 2025	March 31, 2024	Balance Sheet Classification
Assets
Operating lease right-of-use asset	$2,841	$2,841	Operating lease right-of-use asset
Finance lease right-of-use asset	378	404	Property, plant & equipment
Total right-of-use assets	$3,219	$3,245

Liabilities
Operating lease liability, current	$160	$101	Accrued expenses
Finance lease liability, current	—	54	Current portion of finance lease
Operating lease liability, non-current	2,752	2,782	Non-current lease liabilities
Total lease liabilities	$2,912	$2,937

As of March 31, 2025, the weighted-average remaining lease term was 19.3 years for operating leases. The weighted average discount rate was 7.5% for operating leases.

Maturities of lease liabilities as of March 31, 2025 were as follows (in thousands):

	Operating	Finance
	Leases	Leases
Fiscal 2026	363	—
Fiscal 2027	371	—
Fiscal 2028	324	—
Fiscal 2029	303	—
Fiscal 2030 and beyond	4,740	—
Total undiscounted lease payments	$6,101	$—
Less: imputed interest	(3,189)	—
Present value of lease liability	$2,912	$—